May. 01, 2015
Class A, C Prospectus | Burnham Financial Long/Short Fund
BURNHAM FINANCIAL LONG/SHORT FUND

BURNHAM INVESTORS TRUST

BURNHAM FINANCIAL LONG/SHORT FUND

BURFX (Class A)

BURCX (Class C)

Supplement dated February 16, 2016

to the Prospectus dated May 1, 2015 as revised October 6, 2015 (the “Class A/C Prospectus”)

and the Prospectus dated May 1, 2015 as revised August 19, 2015

(the “Class I Prospectus” and together with the Class A/C Prospectus, the “Prospectuses”)

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Prospectuses.
Defined terms not otherwise defined in this supplement have the same meaning as set forth in the Prospectuses.

Effective as of the close of business on February 12, 2016, Foreside Fund Services, LLC replaces Burnham Securities, Inc. as the Trust's principal underwriter. Accordingly, effective immediately, the following changes are made to the Prospectuses:

FN 2 to the Burnham Financial Long/Short Fund's Fee Table on page 10 of the Class A/C Prospectus is amended and restated as follows:

2 Burnham Asset Management Corp. (the “adviser”) has agreed to reimburse certain expenses to the extent required to reduce “Other expenses” to 0.65% of the average daily net assets attributable to Class A and Class C shares. In accordance with the expense limitation agreement, the adviser will not reimburse the fund for certain expenses, such as interest, taxes, brokerage commissions, dealer spreads and other transaction costs, capitalized expenditures, acquired fund fees and expenses, short sale dividends and interest expenses, extraordinary expenses not incurred in the ordinary course of the fund's business (i.e., litigation, indemnification) and any other costs and expenses approved by the Board of Trustees (the “Board”) of Burnham Investors Trust (the “Trust”). Pursuant to the expense limitation agreement any waivers and reimbursements made by the adviser to the fund are subject to recoupment by the adviser within three years provided the fund is able to effect repayment and remain in compliance with the expense limitation in effect at the time the fees were waived or reimbursed. The expense limitation is effective for the period beginning May 1, 2015 and will terminate on April 30, 2016, unless it is renewed by all parties to the expense limitation agreement, the investment advisory agreement between the Trust, on behalf of the fund, and the adviser (the “Advisory Agreement”) is terminated, or the expense limitation agreement is otherwise terminated with the consent of the fund. The expense limitation agreement may only be terminated during its term with approval of the Board.